Income Taxes - Schedule of Difference Between Income Tax Expense and Amount Computed by Applying Statutory Federal Income Tax Rate to Income Before Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Pretax income at statutory rate					$ 3,085	$ 2,147	$ 1,064
State income tax expense, net					224	251	125
Cash surrender value income					(83)	(80)	(66)
Tax exempt interest					(65)	(56)	(68)
Minority interest					(174)
Merger related expenses					111
Change in valuation allowance					(12)
Other					73	48	16
Income tax expense	$ 1,264	$ 568	$ 2,356	$ 1,160	$ 3,159	$ 2,310	$ 1,071